Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating expenses absorbed		$ 94,000
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions	2.00%
Platform fee	0.25%
Selling commissions and platform fees	$ 2,690,103	2,196,227
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
Operating expenses absorbed	$ 6,755,642	5,632,161
General and Administrative Expense	$ 727,524	706,957
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions and platform fees	$ 2,704,286	2,210,705
Administration fee, per month	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
Operating expenses absorbed	$ 7,390,791	6,171,658
General and Administrative Expense	$ 952,830	874,155
Percentage of month end net asset value, monthly rate	0.00417%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Selling commissions and platform fees	$ 2,690,103	2,196,227
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 395,947	405,142
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Selling commissions and platform fees	$ 14,183	$ 14,478
Percentage of operating expenses paid, in excess, of average shareholders' equity	0.25%	0.25%
General and Administrative Expense	$ 107,425	$ 57,759
Tax Year 2013 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2013
Tax Year 2013 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2013
Tax Year 2014 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2014 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2014
Tax Year 2015 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year 2015 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year 2016 [Member] | Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016
Tax Year 2016 [Member] | Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016